SIGNIFICANT ACCOUNTING POLICIES SIGNIFICANT ACCOUNTING POLICIES (Details)	Mar. 31, 2020 shares
Prospective Adoption of New Accounting Pronouncements [Line Items]
Exchangeable shares issued as a result of the Holding LP Distribution, Brookfield	13,700,000
Exchangeable shares issued as a result of the Holding LP Distribution, Partnership	32,600,000
Percentage of issued and outstanding exchangeable shares held by holders of units	70.40%
Percentage of issued and outstanding exchangeable shares held by Brookfield	29.60%
Exchangeable shares issued as a result of the Holding LP Distribution, Total	46,300,000
Subsidiaries [Member]
Prospective Adoption of New Accounting Pronouncements [Line Items]
Percentage of voting interest in company	75.00%
Non-controlling Interest - Class A Shares, equity [Member]
Prospective Adoption of New Accounting Pronouncements [Line Items]
Brookfield Infrastructure Corporation, Special Distribution, Limited Partner Units, Conversion Ratio	1
Limited Partners 1 [Member]
Prospective Adoption of New Accounting Pronouncements [Line Items]
Brookfield Infrastructure Corporation, Special Distribution, Limited Partner Units, Conversion Ratio	9